Warrants - 2016 Subordination Warrants - Additional Information (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		13,219,597	5,447,940
Two Thousand Sixteen Subordination Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Derivative, Description of Terms	Each Series H Warrant will be exercisable initially at a price equal to $49,920.00 per share of common stock, subject to adjustments for certain dilutive events.
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 49,920
Two Thousand Sixteen Subordination Warrants [Member] | Common Stock [Member] | Utah Autism Foundation And Spring Forth Investments LLC [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	71
Class Of Warrant Or Right Exercisable Period Description	2016 Subordination Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter.
Derivative, Term of Contract	5 years
Series H Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 49,920